Loss before income tax (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2022	2021	2022	2021
Revenue
Commercialization revenue		1,980	2,382	3,422	4,804
Milestone revenue		—	—	—	1,172
Interest revenue		154	1	214	1
Total Revenue		2,134	2,383	3,636	5,977

Clinical trial and research & development		(2,034)	(3,648)	(4,067)	(6,231)
Manufacturing production & development		(7,716)	(6,571)	(11,717)	(14,489)

Employee benefits
Salaries and employee benefits		(5,138)	(5,218)	(9,842)	(10,670)
Defined contribution superannuation expenses		(102)	(119)	(186)	(215)
Equity settled share-based payment transactions(1)		(1,407)	(1,480)	(1,757)	(2,556)
Total Employee benefits		(6,647)	(6,817)	(11,785)	(13,441)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(269)	(279)	(565)	(569)
Right of use asset depreciation		(444)	(430)	(875)	(840)
Intellectual property amortization		(374)	(393)	(750)	(786)
Total Depreciation and amortization of non-current assets		(1,087)	(1,102)	(2,190)	(2,195)

Other Management & administration expenses
Overheads & administration		(2,436)	(2,970)	(4,976)	(5,068)
Consultancy		(638)	(1,004)	(1,967)	(1,777)
Legal, patent and other professional fees		(610)	(1,688)	(1,411)	(2,721)
Intellectual property expenses (excluding the amount amortized above)		(795)	(802)	(1,358)	(1,423)
Total Other Management & administration expenses		(4,479)	(6,464)	(9,712)	(10,989)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	1,520	(351)	5,989	(71)
Total Fair value remeasurement of contingent consideration		1,520	(351)	5,989	(71)

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	(311)	2,152	(712)	2,152
Total Fair value remeasurement of warrant liability		(311)	2,152	(712)	2,152

Other operating income and expenses

Foreign exchange gains/(losses)	251	(227)	(253)	(346)
Foreign withholding tax paid	—	—	—	(59)
Total Other operating income and expenses	251	(227)	(253)	(405)

Finance (costs)/gains
Remeasurement of borrowing arrangements	(1,284)	(1,317)	(1,230)	(837)
Interest expense	(4,904)	(4,063)	(9,455)	(8,203)
Total Finance costs	(6,188)	(5,380)	(10,685)	(9,040)

Total loss before income tax	(24,557)	(26,025)	(41,496)	(48,732)
(1)Share-based payment transactions
For the three and six months ended December 31, 2022 and 2021, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars)	2022	2021	2022	2021
Research and development	759,154	744,376	797,058	1,644,217
Manufacturing and commercialization	68,573	87,608	(183,720)	210,757
Management and administration	579,512	647,949	1,143,560	700,671
Equity settled share-based payment transactions	1,407,239	1,479,933	1,756,898	2,555,645